401(k) Profit Sharing Plan and Trust	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
401(k) Profit Sharing Plan and Trust

9. 401(k) Profit Sharing Plan and Trust

In July 2010, the Company adopted an employee profit-sharing plan (the “401(k) Plan”), qualified under Section 401(k) of the Internal Revenue Code (the “IRC”). All of the Company’s full-time employees who have attained the age of 21 are eligible to participate in the 401(k) Plan immediately upon employment. Pursuant to the 401(k) Plan, employees may elect to reduce their current compensation by up to the statutorily prescribed annual limit and have the amount of the reduction contributed to the 401(k) Plan. In 2016 and 2017, the Company recorded $50,867 and $123,264, respectively, for employer contributions made to the 401(k) Plan.